Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2020	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance		13,487,706		13,487,706		14,042,819	11,713,709
Number of common stock granted				873,867		2,519,709
Stock-based compensation expense		$ 737	$ 290	$ 1,481	$ 576
Aggregate intrinsic value of stock options exercised						$ 2,046	$ 6	$ 53
Weighted-average grant-date fair value per share						$ 2.57	$ 1.11	$ 1.38
Total unrecognized compensation expense related to unvested stock options		11,037		$ 11,037		$ 6,892
Weighted-average period of unvested stock options				2 years 1 month 6 days		2 years 2 months 12 days
Fair value of shares vested		$ 984		$ 1,442
Exercise price of stock options granted				$ 21.47		$ 5.49
Employee and Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock granted						2,519,709	886,655	167,280
Stock-based compensation expense						$ 902	$ 424	$ 320
Non-employee Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock granted						0	0	0
Stock-based compensation expense						$ 127	$ 176	$ 175
Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense						$ 1,029	$ 600	$ 495
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grants		7,729,892		7,729,892		240,079	64,954
Shares Available for Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance							64,954
Option Plan expiring period						10 years
Option Plan vesting period						5 years
Remaining option vesting period						48 months
Percentage of option vesting period						20.00%
Shares Available for Grant | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance						5,653,143
2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation award, description				Initially, the maximum number of the Company’s common stock that may be issued under the 2020 Incentive Plan is 8,595,871 shares, which is the sum of (i) 3,000,000 new shares, plus (ii) the number of shares available for the grant of new awards under the 2013 Incentive Plan at July 30, 2020, plus (iii) the number of shares subject to outstanding stock awards granted under the 2013 Incentive Plan and that, following the July 30, 2020, terminate, expire or are otherwise forfeited, reacquired or withheld. The 2020 Incentive Plan provides that the number of shares reserved and available for issuance under the 2020 Incentive Plan will automatically increase each January 1, beginning on January 1, 2021 and ending on (and including) January 1, 2030, by an amount equal to 4% of the outstanding number of shares of common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Company’s board of directors.
2020 Equity Incentive Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issuable	8,595,871
Number of new shares issued	3,000,000
Percentage of outstanding common stock	4.00%
2020 Equity Incentive Plan | Common Stock | Executive Officers and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock granted	820,979
Exercise price of stock options granted	$ 22.00
2020 Equity Incentive Plan | Shares Available for Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance		7,729,892		7,729,892
2020 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation award, description				The 2020 ESPP authorizes the initial issuance of up to 900,000 shares of the Company’s common stock to eligible employees of the Company or, as designated by the Company’s board of directors, employees of a related company. The 2020 ESPP provides that the number of shares reserved and available for issuance under the 2020 ESPP will automatically increase each January 1, beginning on January 1, 2021 and ending on (and including) January 1, 2030, by an amount equal to the lesser of (i) 1% of the outstanding number of shares of common stock on the immediately preceding December 31 and (ii) 900,000, or such lesser number of shares as determined by the Company’s board of directors. The Company’s board of directors may from time to time grant or provide for the grant to eligible employees of options to purchase common stock under the 2020 ESPP during a specific offering period.
2020 Employee Stock Purchase Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issuable	900,000
Percentage of outstanding common stock	1.00%